First Trust Multi Income Allocation Portfolio Investment Objectives and Goals - First Trust Multi Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Multi Income Allocation Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Multi Income Allocation Portfolio’s (the “Fund”) primary investment objective is to maximize current income, with a secondary objective of capital appreciation.